Summary of Significant Accounting Policies - Net Revenue Disaggregated by Product Categories (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended		39 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 40,603	$ 24,672	$ 88,817	$ 53,576	$ 73,279	$ 36,459	$ 6,200
Product Revenue
Disaggregation Of Revenue [Line Items]
Total net revenue	40,285	24,556	87,569	53,392	72,783	36,459
Product Revenue | Cookware, Kitchen Tools and Gadgets
Disaggregation Of Revenue [Line Items]
Total net revenue	1,320	2,954	5,279	9,463	11,463	12,057
Product Revenue | Environmental Appliances (i.e., Dehumidifiers and Air Conditioners)
Disaggregation Of Revenue [Line Items]
Total net revenue	27,083	16,329	52,757	27,601	34,017	7,815
Product Revenue | Hair Appliances and Accessories
Disaggregation Of Revenue [Line Items]
Total net revenue	732	935	2,590	2,991	6,510	6,196
Product Revenue | Small Home Appliances
Disaggregation Of Revenue [Line Items]
Total net revenue	8,100	3,669	17,426	10,776	14,800	4,242
Product Revenue | Portable Projectors, Speakers and Headphones
Disaggregation Of Revenue [Line Items]
Total net revenue	30	62	160	567	438	2,327
Product Revenue | Cosmetics, Skincare, and Heath Supplements
Disaggregation Of Revenue [Line Items]
Total net revenue	2,569	80	8,346	84	2,464
Product Revenue | All Others
Disaggregation Of Revenue [Line Items]
Total net revenue	451	527	1,011	1,910	1,331	2,614
Product Revenue | Batteries Chargers And Other Related Accessories
Disaggregation Of Revenue [Line Items]
Total net revenue					1,760	$ 1,208
Managed SaaS
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 318	$ 116	$ 1,248	$ 184	$ 496